Item 1. Schedule of Investments:
--------------------------------

Putnam OTC & Emerging Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

10-31-04


Putnam OTC & Emerging Growth Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
October 31, 2004 (Unaudited)

Common stock (98.9%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.8%)
-----------------------------------------------------------------------------------------------------------
        228,500  Alliant Techsystems, Inc. (NON)                                                $13,136,465
        388,500  Rockwell Collins, Inc.                                                          13,780,095
        354,500  United Defense Industries, Inc. (NON)                                           14,229,630
                                                                                              -------------
                                                                                                 41,146,190

Automotive (0.7%)
-----------------------------------------------------------------------------------------------------------
        254,100  Autoliv, Inc.                                                                   10,862,775

Banking (4.6%)
-----------------------------------------------------------------------------------------------------------
        285,100  Commerce Bancorp, Inc.                                                          16,889,324
        158,715  Compass Bancshares, Inc.                                                         7,581,816
        288,100  Investors Financial Services Corp.                                              11,088,969
        192,700  Pacific Capital Bancorp.                                                         6,133,641
        530,800  TCF Financial Corp.                                                             16,730,816
        243,600  Texas Regional Bancshares, Inc.                                                  7,778,148
                                                                                              -------------
                                                                                                 66,202,714

Biotechnology (5.3%)
-----------------------------------------------------------------------------------------------------------
        190,600  Affymetrix, Inc. (NON)                                                           5,813,300
        508,383  Amylin Pharmaceuticals, Inc. (NON)                                              10,828,558
        361,200  Celgene Corp. (NON)                                                             10,698,744
        351,200  Connetics Corp. (NON)                                                            9,440,256
        352,300  Medicines Co. (NON)                                                              9,385,272
        369,200  MGI Pharma, Inc. (NON)                                                           9,846,564
        121,950  Neurocrine Biosciences, Inc. (NON)                                               5,676,773
        135,000  Onyx Pharmaceuticals, Inc. (NON)                                                 3,788,100
        168,800  OSI Pharmaceuticals, Inc. (NON)                                                 10,968,624
                                                                                              -------------
                                                                                                 76,446,191

Coal (0.8%)
-----------------------------------------------------------------------------------------------------------
        322,000  CONSOL Energy, Inc.                                                             11,398,800

Commercial and Consumer Services (1.3%)
-----------------------------------------------------------------------------------------------------------
         65,866  Choicepoint, Inc. (NON)                                                          2,742,002
        148,600  Corporate Executive Board Co. (The)                                              9,458,390
        152,000  Manpower, Inc.                                                                   6,878,000
                                                                                              -------------
                                                                                                 19,078,392

Communications Equipment (3.8%)
-----------------------------------------------------------------------------------------------------------
        763,100  Aspect Communications Corp. (NON)                                                7,260,897
        550,800  Comverse Technology, Inc. (NON)                                                 11,368,512
        370,300  F5 Networks, Inc. (NON)                                                         14,793,485
        209,500  Harris Corp.                                                                    12,890,535
        409,300  Tekelec (NON)                                                                    9,135,576
                                                                                              -------------
                                                                                                 55,449,005

Computers (0.6%)
-----------------------------------------------------------------------------------------------------------
        364,265  Catapult Communications Corp. (NON)                                              8,946,348

Consumer Finance (1.8%)
-----------------------------------------------------------------------------------------------------------
        213,400  First Marblehead Corp. (The) (NON)                                              11,438,240
        942,400  Providian Financial Corp. (NON)                                                 14,654,320
                                                                                              -------------
                                                                                                 26,092,560

Consumer Goods (1.7%)
-----------------------------------------------------------------------------------------------------------
        170,000  Energizer Holdings, Inc. (NON)                                                   7,893,100
        595,700  Yankee Candle Co., Inc. (The) (NON)                                             16,500,890
                                                                                              -------------
                                                                                                 24,393,990

Consumer Services (2.1%)
-----------------------------------------------------------------------------------------------------------
        318,900  Alliance Data Systems Corp. (NON)                                               13,483,092
        193,300  Getty Images, Inc. (NON)                                                        11,429,829
        532,900  Valueclick, Inc. (NON)                                                           4,950,641
                                                                                              -------------
                                                                                                 29,863,562

Distribution (0.2%)
-----------------------------------------------------------------------------------------------------------
        163,500  Beacon Roofing Supply, Inc. (NON)                                                3,065,625

Distributors (0.9%)
-----------------------------------------------------------------------------------------------------------
        456,000  Hughes Supply, Inc.                                                             12,954,960

Electronics (6.5%)
-----------------------------------------------------------------------------------------------------------
        763,500  Brooks Automation, Inc. (NON)                                                   11,360,880
        229,701  CiDRA Corp. (acquired 1/28/04, cost
                 $6,246) (Private) (RES)(NON)                                                         2,297
         16,408  CiDRA Corp. - escrow (acquired 1/28/04,
                 cost $334) (Private) (RES)(NON)                                                        123
        658,200  Cypress Semiconductor Corp. (NON)                                                6,930,846
      1,069,600  Integrated Device Technology, Inc. (NON)                                        12,642,672
        171,300  International Rectifier Corp. (NON)                                              6,809,175
        548,100  Jabil Circuit, Inc. (NON)                                                       13,324,311
        365,900  Marvell Technology Group, Ltd. (Bermuda)
                 (NON)                                                                           10,453,763
        682,700  PerkinElmer, Inc.                                                               14,022,658
        272,900  QLogic Corp. (NON)                                                               8,869,250
        677,300  Skyworks Solutions, Inc. (NON)                                                   6,021,197
        286,900  Vishay Intertechnology, Inc. (NON)                                               3,709,617
                                                                                              -------------
                                                                                                 94,146,789

Energy (1.9%)
-----------------------------------------------------------------------------------------------------------
        168,300  BJ Services Co.                                                                  8,583,300
        145,000  CAL Dive International, Inc. (NON)                                               5,134,450
        150,400  ENSCO International, Inc.                                                        4,594,720
        200,900  Nabors Industries, Ltd. (Bermuda) (NON)                                          9,868,208
                                                                                              -------------
                                                                                                 28,180,678

Financial (1.1%)
-----------------------------------------------------------------------------------------------------------
         89,500  Chicago Mercantile Exchange                                                     15,727,835

Food (0.3%)
-----------------------------------------------------------------------------------------------------------
        198,700  7-Eleven, Inc. (NON)                                                             4,186,609

Gaming & Lottery (1.2%)
-----------------------------------------------------------------------------------------------------------
        715,100  GTECH Holdings Corp.                                                            16,926,417

Health Care Services (8.0%)
-----------------------------------------------------------------------------------------------------------
        210,000  American Healthways, Inc. (NON)                                                  6,337,800
        126,000  AMERIGROUP Corp. (NON)                                                           7,560,000
        393,600  Community Health Systems, Inc. (NON)                                            10,556,352
        180,000  Coventry Health Care, Inc. (NON)                                                 7,362,000
        284,500  Fisher Scientific International, Inc.
                 (NON)                                                                           16,318,920
        283,400  Lincare Holdings, Inc. (NON)                                                    10,417,784
        392,800  Manor Care, Inc.                                                                12,860,272
        201,500  Pediatrix Medical Group, Inc. (NON)                                             11,334,375
        255,700  Universal Health Services, Inc. Class B                                         10,626,892
        595,500  VCA Antech, Inc. (NON)                                                          13,351,110
        212,300  WellChoice, Inc. (NON)                                                           8,865,648
                                                                                              -------------
                                                                                                115,591,153

Homebuilding (3.9%)
-----------------------------------------------------------------------------------------------------------
        265,200  Hovnanian Enterprises, Inc. Class A
                 (NON)                                                                            9,955,608
         83,900  KB Home                                                                          6,900,775
        214,100  Lennar Corp.                                                                     9,630,218
         25,700  NVR, Inc. (NON)                                                                 16,113,900
        153,000  Ryland Group, Inc. (The)                                                        14,594,670
                                                                                              -------------
                                                                                                 57,195,171

Insurance (1.2%)
-----------------------------------------------------------------------------------------------------------
        258,900  W.R. Berkley Corp.                                                              11,065,386
        193,800  Willis Group Holdings, Ltd. (Bermuda)                                            6,967,110
                                                                                              -------------
                                                                                                 18,032,496

Investment Banking/Brokerage (3.0%)
-----------------------------------------------------------------------------------------------------------
        888,200  Ameritrade Holding Corp. Class A (NON)                                          11,564,364
        954,000  E*Trade Group, Inc. (NON)                                                       12,306,600
        311,000  Eaton Vance Corp.                                                               13,565,820
        113,100  T. Rowe Price Group, Inc.                                                        6,307,587
                                                                                              -------------
                                                                                                 43,744,371

Leisure (1.8%)
-----------------------------------------------------------------------------------------------------------
        207,700  Polaris Industries, Inc.                                                        12,326,995
        419,300  Winnebago Industries, Inc.                                                      13,166,020
                                                                                              -------------
                                                                                                 25,493,015

Lodging/Tourism (1.5%)
-----------------------------------------------------------------------------------------------------------
        124,400  Choice Hotels International, Inc.                                                6,207,560
        752,500  Hilton Hotels Corp.                                                             14,974,750
                                                                                              -------------
                                                                                                 21,182,310

Manufacturing (0.5%)
-----------------------------------------------------------------------------------------------------------
        208,750  IDEX Corp.                                                                       7,702,875

Medical Technology (5.6%)
-----------------------------------------------------------------------------------------------------------
        334,800  C.R. Bard, Inc.                                                                 19,016,640
        129,800  Dade Behring Holdings, Inc. (NON)                                                7,306,442
        238,000  Kinetic Concepts, Inc. (NON)                                                    11,859,540
        199,600  Respironics, Inc. (NON)                                                         10,197,564
        346,300  Sybron Dental Specialties, Inc. (NON)                                           11,278,991
        305,000  Varian Medical Systems, Inc. (NON)                                              12,245,750
        222,300  Waters Corp. (NON)                                                               9,178,767
                                                                                              -------------
                                                                                                 81,083,694

Oil & Gas (0.9%)
-----------------------------------------------------------------------------------------------------------
        235,500  Noble Energy, Inc.                                                              13,659,000

Pharmaceuticals (1.4%)
-----------------------------------------------------------------------------------------------------------
        147,400  Cephalon, Inc. (NON)                                                             7,026,558
        369,100  IVAX Corp. (NON)                                                                 6,680,710
        406,784  Salix Pharmaceuticals, Ltd. (NON)                                                6,520,748
                                                                                              -------------
                                                                                                 20,228,016

Restaurants (1.8%)
-----------------------------------------------------------------------------------------------------------
        297,400  CEC Entertainment, Inc. (NON)                                                   11,307,148
        455,900  Darden Restaurants, Inc.                                                        11,169,550
         81,540  Red Robin Gourmet Burgers, Inc. (NON)                                            3,401,033
                                                                                              -------------
                                                                                                 25,877,731

Retail (8.8%)
-----------------------------------------------------------------------------------------------------------
        454,800  Advance Auto Parts, Inc. (NON)                                                  17,791,776
        397,400  Barnes & Noble, Inc. (NON)                                                      13,221,498
        499,200  Hot Topic, Inc. (NON)                                                           10,263,552
        791,400  Michaels Stores, Inc.                                                           23,029,740
        473,000  PETCO Animal Supplies, Inc. (NON)                                               16,919,210
        482,500  RadioShack Corp.                                                                14,441,225
        423,800  Rent-A-Center, Inc. (NON)                                                       10,166,962
        841,300  Ross Stores, Inc.                                                               22,100,951
                                                                                              -------------
                                                                                                127,934,914

Schools (0.9%)
-----------------------------------------------------------------------------------------------------------
        398,900  Career Education Corp. (NON)                                                    12,513,493
        125,000  UNEXT.com, LLC (acquired 4/14/00, cost
                 $10,451,238) (Private) (RES)(NON)                                                    1,250
                                                                                              -------------
                                                                                                 12,514,743

Semiconductor (1.1%)
-----------------------------------------------------------------------------------------------------------
        612,500  Lam Research Corp. (NON)                                                        15,943,375

Shipping (2.1%)
-----------------------------------------------------------------------------------------------------------
        263,100  EGL, Inc. (NON)                                                                  8,413,938
        354,750  Heartland Express, Inc.                                                          7,258,185
        365,500  J. B. Hunt Transport Services, Inc.                                             14,934,330
                                                                                              -------------
                                                                                                 30,606,453

Software (8.5%)
-----------------------------------------------------------------------------------------------------------
        637,800  Amdocs, Ltd. (Guernsey) (NON)                                                   16,040,670
        244,800  Autodesk, Inc.                                                                  12,913,200
        330,000  Avid Technology, Inc. (NON)                                                     17,483,400
      1,044,400  Citrix Systems, Inc. (NON)                                                      25,201,372
        394,100  Cognos, Inc. (Canada) (NON)                                                     15,570,891
        185,800  Kronos, Inc. (NON)                                                               9,113,490
         42,986  MarketSoft Software Corp. (acquired
                 various dates from 12/07/00 to 8/18/04,
                 cost $2,446) (Private) (RES)(NON)                                                       43
        706,300  RSA Security, Inc. (NON)                                                        14,450,898
      1,277,200  TIBCO Software, Inc. (NON)                                                      12,414,384
                                                                                              -------------
                                                                                                123,188,348

Technology (1.0%)
-----------------------------------------------------------------------------------------------------------
        250,000  Dun & Bradstreet Corp. (The) (NON)                                              14,140,000

Technology Services (4.5%)
-----------------------------------------------------------------------------------------------------------
        611,200  Acxiom Corp.                                                                    15,280,000
        371,600  Ask Jeeves, Inc. (NON)                                                           9,579,848
        239,800  Cognizant Technology Solutions Corp.
                 (NON)                                                                            8,153,200
        416,200  Ingram Micro, Inc. Class A (NON)                                                 7,179,450
      1,393,500  Sapient Corp. (NON)                                                             11,217,675
        525,000  VeriSign, Inc. (NON)                                                            14,085,750
                                                                                              -------------
                                                                                                 65,495,923

Telecommunications (2.1%)
-----------------------------------------------------------------------------------------------------------
        427,100  American Tower Corp. Class A (NON)                                               7,341,849
        397,274  Carrier Access Corp. (NON)                                                       3,511,902
        492,800  Crown Castle International Corp. (NON)                                           7,544,768
        409,700  Western Wireless Corp. Class A (NON)                                            11,938,658
                                                                                              -------------
                                                                                                 30,337,177

Telephone (0.4%)
-----------------------------------------------------------------------------------------------------------
         69,200  Telephone and Data Systems, Inc.                                                 5,183,080

Transportation (0.7%)
-----------------------------------------------------------------------------------------------------------
        145,400  UTI Worldwide, Inc.                                                              9,451,000

Transportation Services (0.5%)
-----------------------------------------------------------------------------------------------------------
         99,100  Landstar Systems, Inc. (NON)                                                     6,732,854

Waste Management (1.2%)
-----------------------------------------------------------------------------------------------------------
        217,700  Stericycle, Inc. (NON)                                                           9,868,341
        223,750  Waste Connections, Inc. (NON)                                                    7,052,600
                                                                                              -------------
                                                                                                 16,920,941
                                                                                              -------------

                                                                                              -------------
                 Total Common stocks  (cost $1,359,491,253)                                  $1,433,308,080

Convertible preferred stocks (1.0%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        114,320  ASM International, N. V. (acquired
                 various dates from 11/15/00 to 11/01/01,
                 cost $2,530,718) (Private) (Netherlands)
                 (RES)(NON)                                                                       1,490,733
      1,020,280  Asymptote Ser. D, zero %  cv. pfd.
                 (acquired 9/19/00, cost $13,304,330)
                 (Private) (RES)(NON)                                                              $209,157
        258,396  Bowstreet Inc. Series A2 (acquired
                 10/25/00, cost $5,959,992) (Private)
                 (RES)(NON)                                                                         153,952
        224,820  Capella Education Co., Inc. Class F,
                 zero %  cv. pfd. (acquired 2/14/04, cost
                 $2,500,003) (Private) (RES)(NON)                                                 4,145,689
          4,345  CiDRA Corp. Ser. D - escrow, (acquired
                 1/28/04, cost $610,642) (Private)
                 (RES)(NON)                                                                         224,560
         40,384  CiDRA Corp. Ser. D, $7.70 cv. pfd.
                 (acquired 1/28/04, cost $3,168,171)
                 (Private) (RES)(NON)                                                             1,165,078
          6,776  CiDRA Corp. red. pfd. (acquired 1/28/04,
                 cost $18,426) (Private) (RES)(NON)                                                   6,776
            484  CiDRA Corp. red. pfd. - escrow (acquired
                 1/28/04, cost $987) (Private) (RES)(NON)                                               363
      1,517,087  CommVault Systems zero %  cv. pfd.
                 (acquired various dates from 1/30/02 to
                 9/04/03, cost $4,749,999) (Private)
                 (RES)(NON)                                                                       5,461,513
         81,199  Cyvera zero %  cv. pfd. (acquired
                 6/15/00, cost $220,803) (Private)
                 (RES)(NON)                                                                          81,199
      3,799,710  eStudio LIVE, Inc. zero %  cv. pfd.
                 (acquired various dates from 2/23/00 to
                 1/14/03, cost $6,157,009) (Private)
                 (RES)(NON)(AFF)                                                                     66,495
     10,627,800  Hyperchip, Inc. Ser. C, 8.00% cv. pfd.
                 (acquired 9/05/00, cost $9,352,464)
                 (Private) (RES)(NON)                                                                 1,063
      1,354,608  MarketSoft Software Corp. Ser. D, zero %
                 cv. pfd. (acquired various dates from
                 12/07/00 to 8/18/04, cost $8,247,554)
                 (Private) (RES)(NON)                                                             1,132,452
            472  NeoPhotonics Corp. (acquired 10/05/04,
                 cost $425) (Private) (RES)(NON)                                                          5
        878,186  Totality Corp. Ser. D, $0.346 cum. cv.
                 pfd. (acquired 6/26/00, cost $3,799,999)
                 (Private) (RES)(NON)                                                               263,456
        459,362  Vivace Networks, Inc. Ser. C, $0.583 cv.
                 pfd. (acquired 9/07/00, cost $938,496)
                 (Private) (RES)(NON)                                                               312,366
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $61,560,018)                         $14,714,857

Short-term investments (0.8%) (cost $10,895,548) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $10,895,548  Putnam Prime Money Market Fund (e)                                             $10,895,548
                                                                                              -------------

                 Total Investments (cost $1,431,946,819) (b)                                 $1,458,918,485
-----------------------------------------------------------------------------------------------------------


Written options outstanding at October 31, 2004 (unaudited)
(premium received $39,623)

 Contract                                        Expiration date/
   amount                                        strike price         Value
----------------------------------------------------------------------------
  $18,688  International Rectifier Corp. (Put)   11/30/2004  35.79  $11,213
   70,417  RSA Security Inc. (Put)               11/30/2004  18.59   30,350
----------------------------------------------------------------------------
                                                                    $41,563
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $1,448,903,645.

  (b) The aggregate identified cost on a tax basis is $1,434,168,626 resulting in gross unrealized appreciation and depreciation of $168,200,141 and $143,450,282 respectively, or net unrealized appreciation of $24,749,859.

(NON) Non-income-producing security.

(RES) Restricted or partially restricted, excluding 144A securities, as to public resale. The total market value of these securities held at October 31, 2004 was $13,724,698 or 1.0% of net assets.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

                                       Purchase  Sales  Dividend
      Affiliates                           cost   cost    income    Value
      -------------------------------------------------------------------
      eStudio LIVE,
      Inc.(Private)                         $--    $--       $--  $66,495

      Market values are shown for those securities affiliated at period end.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $216,368 for the period ended October 31, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets.
      If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.
      If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an addition to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: December 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: December 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: December 28, 2004